Group Statement of Changes in Equity - GBP (£) £ in Millions	Total	Share Capital	Share Premium, Capital Redemption and Merger Reserves	Other Reserves	Retained Earnings	Total Attributable to Owners of Parent	Non- Controlling Interests
Beginning balance at Dec. 31, 2015	£ 5,032	£ 507	£ 3,927	£ (1,294)	£ 1,754	£ 4,894	£ 138
Total comprehensive income for the year, net of tax	6,426			1,707	4,473	6,180	246
Profit for the year	4,839				4,648	4,648	191
Other comprehensive income for the year	1,587			1,707	(175)	1,532	55
– reclassified and reported in total assets	(12)
Other changes in equity
– value of employee services	71				71	71
– proceeds from shares issued	4		4			4
– ordinary shares	(2,910)				(2,910)	(2,910)
– to non-controlling interests	(156)						(156)
– held in employee share ownership trusts	(64)				(64)	(64)
Non-controlling interests – acquisitions					4	4	(4)
Other movements	3				3	3
Ending balance (Restatement Adjustments) at Dec. 31, 2016	8,406	507	3,931	413	3,331	8,182	224
Ending balance at Dec. 31, 2016	8,406	507	3,931	413	3,331	8,182	224
Total comprehensive income for the year, net of tax | Restatement Adjustments	34,528			(3,805)	38,166	34,361	167
Profit for the year | Restatement Adjustments	37,656				37,485	37,485	171
Other comprehensive income for the year | Restatement Adjustments	(3,128)			(3,805)	681	(3,124)	(4)
– reclassified and reported in total assets | Restatement Adjustments	(16)
Other changes in equity
– value of employee services | Restatement Adjustments	105				105	105
– proceeds from shares issued | Restatement Adjustments	5		5			5
– ordinary shares | Restatement Adjustments	(4,465)				(4,465)	(4,465)
– to non-controlling interests | Restatement Adjustments	(169)						(169)
– held in employee share ownership trusts | Restatement Adjustments	(205)				(205)	(205)
Shares issued- RAI acquisition | Restatement Adjustments	22,773	107	22,666			22,773
Other movements | Restatement Adjustments	3				3	3
Ending balance (Accounting policy change (IFRS 9)) at Dec. 31, 2017	(38)			(9)	(29)	(38)
Ending balance (Revised for IFRS 9) at Dec. 31, 2017	60,943	614	26,602	(3,401)	36,906	60,721	222
Ending balance (Restatement Adjustments) at Dec. 31, 2017	60,981	614	26,602	(3,392)	36,935	60,759	222
Ending balance at Dec. 31, 2017	60,981	614	26,602	(3,392)	36,935	60,759	222
Total comprehensive income for the year, net of tax	9,424			3,090	6,149	9,239	185
Profit for the year	6,210				6,032	6,032	178
Other comprehensive income for the year	3,214			3,090	117	3,207	7
– reclassified and reported in total assets	(22)			(22)		(22)
Other changes in equity
– value of employee services	121				121	121
– proceeds from shares issued	4		4			4
– ordinary shares	(4,463)				(4,463)	(4,463)
– to non-controlling interests	(163)						(163)
– held in employee share ownership trusts	(139)				(139)	(139)
Non-controlling interests – acquisitions	(11)				(11)	(11)
Other movements	(6)				(6)	(6)
Ending balance at Dec. 31, 2018	£ 65,688	£ 614	£ 26,606	£ (333)	£ 38,557	£ 65,444	£ 244